OTHER FINANCIAL ASSETS AND LIABILITIES - Current and Non-current Other Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other financial assets
Other current financial assets	$ 2,057	$ 1,577
Other financial assets non current	25,233	15,147
Other financial liabilities
Other financial liabilities - current	63,059	19,822
Other financial liabilities	66,932	74,376
Other financial liabilities related to business combinations
Other financial liabilities
Other financial liabilities - current	61,561	19,729
Other financial liabilities related to business combinations (note 26)	51,509
Other financial liabilities	66,932	73,639
Foreign exchange forward contracts
Other financial liabilities
Other financial liabilities - current	1,498	93
Put option on minority interest of Walmeric (note 26)
Other financial liabilities
Other financial liabilities	15,423	0
Interest rate SWAP
Other financial liabilities
Other financial liabilities	0	737
Convertible notes
Other financial assets
Other current financial assets	1,267	860
Other financial assets non current	2,608	306
Foreign exchange forward contracts
Other financial assets
Other current financial assets	758	492
Equity instruments
Other financial assets
Other financial assets non current	22,088	10,478
Interest rate SWAP
Other financial assets
Other financial assets non current	534	0
Guarantee deposits
Other financial assets
Other current financial assets	0	190
Other financial assets non current	0	4,363
Others
Other financial assets
Other current financial assets	32	35
Other financial assets non current	$ 3	$ 0